Bank Loans-Current (Details) - Schedule of Annual Maturities Long-Term Debt - Sep. 30, 2023	HKD ($)	USD ($)
Long-Term Debt, Fiscal Year Maturity [Abstract]
2024	$ 562,331	$ 71,810
2025	348,941	44,560
2026
Long term debt	$ 911,272	$ 116,370